Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 2,791	$ 2,645	$ 2,591
Net Gains (Losses) Included in Net Income	(829)	(232)	(404)
Purchases	20	8	13
Sales	5	(27)
Issuances	559	397	445
End of Period Balance	2,546	2,791	2,645
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	(829)	(232)	(404)
Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			9
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			2
Sales			(11)
Obligations of State and Political Subdivisions [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3	1
End of Period Balance	1
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			448
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			(17)
Sales			(422)
Principal Payments			(9)
Transfers into Level 3	9
End of Period Balance	9
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	80	107	171
Net Gains (Losses) Included in Net Income	769	21	317
Purchases	142	13	1
Sales	(9)	(41)	(10)
Settlements	(172)	(20)	(372)
End of Period Balance	810	80	107
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	782	$ 34	(52)
Residential Mortgage-Backed Securities [Member] | Non-Agency Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			242
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			(2)
Sales			(234)
Principal Payments			(6)
Residential Mortgage-Backed Securities [Member] | Non-Agency Non-Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			195
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			(17)
Sales			(175)
Principal Payments			(3)
Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			2
Sales			$ (2)
Transfers into Level 3	7
End of Period Balance	7
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3	1
End of Period Balance	$ 1